OBLIGATIONS UNDER CAPITAL LEASE (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equipment [Member]
Capital Lease Obligation [Line Items]
Capital Leased Assets, Gross	$ 195,000	$ 370,000
Capital Leases, Income Statement, Amortization Expense	$ 19,000	$ 55,000
Minimum [Member]
Capital Lease Obligation [Line Items]
Interest Rate on Capital Leases	7.60%
Lease Maturity Term	February 2018
Maximum [Member]
Capital Lease Obligation [Line Items]
Interest Rate on Capital Leases	7.90%